Share-based payments (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of share-based payments
All of the options set out below have been issued to employees and directors under the ESOP. During the financial year an expense of $636,383 was recognised.
2021

Tranche	Grant date	Expiry date	A$ Exercise price	Balance at the start of the year	Granted	Exercised	Expired/ lapsed on termination of employment	Balance at the end of the year

1	16/11/2015	16/11/2020	$2.200	236,667	—	—	(236,667)	—
2	05/09/2016	05/09/2021	$1.630	50,000	—	—	—	50,000
3	12/10/2016	17/10/2021	$1.560	62,000	—	—	—	62,000
4	31/10/2016	01/11/2021	$1.380	12,500	—	—	—	12,500
5	21/11/2016	23/11/2021	$1.380	50,000	—	—	—	50,000
6	07/08/2017	07/08/2022	$0.670	224,000	—	(121,500)	(15,500)	87,000
7	05/02/2018	05/02/2023	$0.780	440,000	—	(120,000)	—	320,000
8	04/01/2019	04/01/2024	$0.492	250,000	—	(200,000)	(12,500)	37,500
9	13/11/2019	04/01/2024	$0.492	1,200,000	—	—	—	1,200,000
10	13/01/2020	13/01/2025	$0.881	250,000	—	—	(50,000)	200,000
11	09/11/2020	13/01/2025	$1.132	—	1,200,000	—	—	1,200,000
12	09/11/2020	13/01/2025	$0.881	—	800,000	—	—	800,000
13	04/01/2021	04/01/2025	$1.690	—	200,000	—	—	200,000

				2,775,167	2,200,000	(441,500)	(314,667)	4,219,000

Weighted average exercise price				$0.797	$1.090	$0.620	$1.850	$$0.826

No options were forfeited during the year.
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranche 1 have expired during the year
- Options in tranches
2-
8 were vested and exercisable except for tranche 6 which was vested as to 53%
- Options in tranche 9 were vested as to 1million of the 1.2million options on issue
- Options in tranches
10-12
were 25% vested
- Options in tranche 13 were unvested at year end
The weighted average remaining contractual life of options outstanding at the 30 June 2021 is 2.6 years.
2020

Tranche	Grant date	Expiry date	A$ Exercise price	Balance at the start of the year	Granted	Modified	Expired	Balance at the end of the year

1	04/03/2015	16/12/2019	$1.500	46,647	—	—	(46,647)	—
2	04/03/2015	18/12/2019	$1.500	19,952	—	—	(19,952)	—
3	24/06/2015	30/06/2020	$4.000	519,000	—	—	(519,000)	—
4	16/11/2015	16/11/2020	$2.200	236,667	—	—	—	236,667
5	18/03/2016	01/02/2021	$1.990	300,000	—	(300,000)	—	—
6	18/03/2016	01/02/2021	$1.990	200,000	—	(200,000)	—	—
7	18/03/2016	01/02/2021	$2.610	250,000	—	(250,000)	—	—
8	05/09/2016	05/09/2021	$1.630	50,000	—	—	—	50,000
9	12/10/2016	17/10/2021	$1.560	62,000	—	—	—	62,000
10	31/10/2016	01/11/2021	$1.380	12,500	—	—	—	12,500
11	21/11/2016	23/11/2021	$1.380	50,000	—	—	—	50,000
12	07/08/2017	07/08/2022	$0.670	224,000	—	—	—	224,000
13	05/02/2018	05/02/2023	$0.780	440,000	—	—	—	440,000
14	04/01/2019	04/01/2024	$0.492	250,000	—	—	—	250,000
15	13/11/2019	04/01/2024	$0.492	—	—	1,200,000	—	1,200,000
16	13/01/2020	13/01/2025	$0.881	—	250,000	—	—	250,000

				2,660,766	250,000	450,000	(585,599)	2,775,167

Weighted average exercise price				$1.960	$0.880	$2.348	$3.716	$0.797

At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 4, 8, 10, 11 and 13 were vested and exercisable
- Options in tranche 16 were unvested
- Options in the other tranches were vested as follows: 9: 75%, 12: 50% 14: 50% and 15: 67%.
All remaining options are expected to vest in future periods.
The weighted average remaining contractual life of options outstanding at the 30 June 2020 is 2.78 years.

Summary of valuation for each tranche of options
Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Remaining Life (years)	Risk free Rate (%)	Fair value per option
05/09/2016	05/09/2021	$0.105	$1.630	122.00%	1.16	1.60%	$0.840
12/10/2016	17/10/2021	$0.098	$1.560	122.00%	1.29	1.89%	$0.780
31/10/2016	01/11/2021	$0.090	$1.380	122.00%	1.20	1.87%	$0.720
21/11/2016	23/11/2021	$0.092	$1.380	122.00%	1.20	2.10%	$0.730
07/08/2017	07/08/2022	$0.430	$0.670	74.50%	2.08	1.95%	$0.206
05/02/2018	05/02/2023	$0.500	$0.780	74.50%	2.58	1.95%	$0.200
04/01/2019	04/01/2024	$0.340	$0.493	74.50%	3.50	1.95%	$0.140
13/11/2019	04/01/2024	$0.410	$0.493	74.50%	4.20	1.95%	$0.180
13/01/2020	13/01/2025	$0.620	$0.881	74.50%	4.50	1.95%	$0.340
09/11/2020	09/11/2024	$0.890	$1.132	90.00%	2.10	0.10%	$0.379
09/11/2020	09/11/2024	$0.890	$1.132	90.00%	2.30	0.10%	$0.403
09/11/2020	09/11/2024	$0.890	$1.132	90.00%	2.60	0.10%	$0.425
09/11/2020	09/11/2024	$0.890	$1.132	90.00%	2.80	0.10%	$0.446
09/11/2020	13/01/2025	$0.890	$0.881	90.00%	2.20	0.10%	$0.450
09/11/2020	13/01/2025	$0.890	$0.881	90.00%	2.70	0.10%	$0.490
09/11/2020	13/01/2025	$0.890	$0.881	90.00%	3.20	0.10%	$0.520
09/11/2020	13/01/2025	$0.890	$0.881	90.00%	3.70	0.10%	$0.550
04/01/2021	04/01/2025	$1.185	$1.169	90.00%	2.50	0.19%	$0.520
04/01/2021	04/01/2025	$1.185	$1.169	90.00%	3.00	0.19%	$0.576
04/01/2021	04/01/2025	$1.185	$1.169	90.00%	3.50	0.19%	$0.627
04/01/2021	04/01/2025	$1.185	$1.169	90.00%	4.00	0.19%	$0.671